Business acquisition - Total consideration and Fair value of Assets and Liabilities (Details) - DGI $ in Thousands	Jul. 01, 2021 CAD ($)
Business Combination, Consideration Transferred [Abstract]
Cash consideration	$ 13,724
Earn-out at estimated fair value	4,717
Total consideration	18,441
Purchase price allocation to assets acquired and liabilities assumed:
Cash	2,329
Accounts receivable	1,910
Inventory	13,713
Prepaid expenses and deposits	971
Property, plant and equipment	1,176
Operating lease right-of-use asset	749
Intangible assets	2,575
Accounts payable	(3,560)
Accrued liabilities	(718)
Long-term debt	(370)
Operating lease liability	(749)
Deferred tax liability	(128)
Total identifiable net assets at fair value	17,898
Goodwill arising on acquisition	$ 543